Cover	Apr. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 06, 2023
Entity Registrant Name	American Healthcare REIT, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55775
Entity Tax Identification Number	47-2887436
Entity Address, Address Line One	18191 Von Karman Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	270-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001632970